Performance Management	Dec. 31, 2025
Midcap Stock Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P MidCap 400® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P MidCap 400® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q4: 24.25 Worst Quarter 2020, Q1: (30.68)
Performance [Table]
Average Annual Total Returns - Midcap Stock Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 1500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 1500® Index
S&P 1500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.02%	13.96%	14.46%
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P MidCap 400® Index
S&P MidCap 400® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		7.50%	9.12%	10.72%
Initial Shares | Average Annual Return, Percent		10.07%	9.67%	8.78%
Service Shares | Average Annual Return, Percent		9.81%	9.39%	8.51%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Midcap Stock Portfolio | Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.25%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.68%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Small Cap Stock Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table compares the average annual total returns of the fund's shares to those of the S&P SmallCap 600® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the S&P SmallCap 600® Index, an index reflecting the market segments in which the fund invests, and the S&P 1500® Index, a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q4: 31.18 Worst Quarter 2020, Q1: (32.72)
Performance [Table]
Average Annual Total Returns - Small Cap Stock Index Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 1500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 1500® Index
S&P 1500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.02%	13.96%	14.46%
S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P SmallCap 600® Index
S&P SmallCap 600® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		6.02%	7.31%	9.81%
Service Shares | Average Annual Return, Percent		5.36%	6.65%	9.15%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Small Cap Stock Index Portfolio | Service Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	31.18%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(32.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Technology Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Initial shares from year to year. The table compares the average annual total returns of the fund's shares to those of the NYSE® Technology Index, which is designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies and reflects the market segment in which the fund invests, and the S&P 500® Index, a broad measure of the market performance. The fund's past performance is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Additional Market Index [Text]	The table compares the average annual total returns of the fund's shares to those of the NYSE® Technology Index, which is designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies and reflects the market segment in which the fund invests, and the S&P 500® Index, a broad measure of the market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Performance information reflects the fund's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2020, Q2: 39.08 Worst Quarter 2022, Q2: (29.27)
Performance [Table]
Average Annual Total Returns - Technology Growth Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		17.87%	14.42%	14.81%
NYSE® Technology Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Label [Optional Text]	NYSE® Technology Index
NYSE® Technology Index reflects no deductions for fees, expenses or taxes | Average Annual Return, Percent		38.68%	15.43%	22.15%
Initial Shares | Average Annual Return, Percent		28.16%	9.24%	17.27%
Service Shares | Average Annual Return, Percent		27.87%	8.96%	16.97%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/25)
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
Technology Growth Portfolio | Initial Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	39.08%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022